Condensed Consolidated Statements of Cash Flows (Unaudited) - EUR (€) € in Thousands	9 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities
Net profit	€ 139,137	€ 103,309
Adjustments to reconcile net profit to net cash flows from operating activities:
Depreciation and amortization	72,193	61,807
Change in expected credit loss	(540)	1,088
Finance cost, net	108,017	81,358
Net exchange differences	21,295	51,350
Non-cash operating items	1,993	18,141
Income tax expense	76,399	50,914
Income tax paid	(8,772)	(2,753)
MIP personal income tax paid	(11,426)	0
Changes in working capital
Inventories	(29,859)	(68,891)
Right to return assets	(1,191)	(491)
Trade and other receivables	(97,891)	(91,887)
Trade and other payables	24,220	29,060
Accrued Liabilities	(3,340)	12,870
Other current financial liabilities	1,119	(9,693)
Other current provision	(5,852)	(6,552)
Contract liabilities	3,330	11,118
Prepayments	(4,397)	0
Other	1,658	225
Net cash flows provided by operating activities	286,093	240,973
Cash flows from investing activities
Interest received net of taxes withheld	3,501	0
Purchase of property, plant and equipment	(49,525)	(78,166)
Proceeds from sales of property, plant and equipment	20	926
Purchase of intangible assets	(6,130)	(2,770)
Proceeds from sales of intangible assets	0	29
Receipt of government grant	8,739	0
Net cash flows used in investing activities	(43,395)	(79,981)
Cash flows from financing activities
IPO Proceeds, net of transaction costs	449,214	0
Repayments of loans and borrowings	(526,048)	(50,924)
Interest paid	(73,592)	(90,292)
Payments of lease liabilities	(25,461)	(21,825)
Interest portion of lease liabilities	(6,036)	(4,217)
Net cash flows used in financing activities	(181,923)	(167,258)
Net increase (decrease) in cash and cash equivalents	60,775	(6,266)
Cash and cash equivalents at beginning of period	344,408	307,078
Net foreign exchange difference	(836)	(11,203)
Cash and cash equivalents at end of period	€ 404,347	€ 289,609